Customer Revenue by Classes of Similar Products or Services (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Customer revenue	$ 3,456.5	$ 3,706.4	$ 3,853.8
Services
Revenue from External Customer [Line Items]
Customer revenue	2,996.1	3,192.4	3,354.6
Technology
Revenue from External Customer [Line Items]
Customer revenue	460.4	514.0	499.2
Systems Integration and Consulting | Services
Revenue from External Customer [Line Items]
Customer revenue	956.9	1,079.3	1,164.7
Outsourcing | Services
Revenue from External Customer [Line Items]
Customer revenue	1,428.7	1,475.5	1,487.2
Infrastructure Services | Services
Revenue from External Customer [Line Items]
Customer revenue	428.1	442.4	487.0
Core Maintenance | Services
Revenue from External Customer [Line Items]
Customer revenue	182.4	195.2	215.7
Enterprise-Class Software And Servers | Technology
Revenue from External Customer [Line Items]
Customer revenue	402.7	480.3	443.9
Other Technology | Technology
Revenue from External Customer [Line Items]
Customer revenue	$ 57.7	$ 33.7	$ 55.3